Basis of Preparation and Changes to the Group's Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2023
Basis of Preparation and Changes to the Group's Accounting Policies
Schedule of equity interest owned by the company in subsidiaries

			equity interest
			owned in %
	Country of	Date of	June 30,	June 30,
Name	Incorporation	incorporation	2022	2023
Lilium N.V.	Netherlands	March 11, 2021	n/a	n/a
Lilium GmbH	Germany	February 11, 2015	100.0%	100.0%
Lilium Schweiz GmbH	Switzerland	December 8, 2017	100.0%	100.0%
Lilium Aviation UK Ltd.	United Kingdom	December 20, 2017	100.0%	100.0%
Lilium Aviation Inc.	United States	July 1, 2020	100.0%	100.0%
Lilium eAircraft GmbH	Germany	August 17, 2020	100.0%	100.0%
Stichting JSOP	Netherlands	September 10, 2021	0.0%	0.0%
Lilium Aviation Spain SLU	Spain	April 7, 2022	100.0%	100.0%